FINANCIAL DEBT - Term Loan (Details) $ in Thousands, $ in Millions	Mar. 30, 2020 USD ($)	Feb. 12, 2020 USD ($)	Dec. 09, 2019 USD ($)	Jul. 25, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 17, 2018 USD ($)	Oct. 08, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial Debt.
Financial debt									$ 266,921	$ 302,185	$ 312,340
Term Loan
Financial Debt.
Principal amount							$ 500,000
Borrowing term							48 months
Amount received						$ 500,000
Amount of loan paid	$ 60,800	$ 50,300	$ 50,500	$ 100,150	$ 101,400
Principal amount repaid	60,000	50,000	50,000	100,000	100,000
Interest amount repaid	$ 800	$ 300	$ 500	$ 150	$ 1,400
Financial debt								$ 141,000	$ 14,506
LIBOR | Term Loan | Less than 1 year
Financial Debt.
Applicable margin						4.50%
LIBOR | Term Loan | Second year
Financial Debt.
Applicable margin						5.00%
LIBOR | Term Loan | After second year till expiration date
Financial Debt.
Applicable margin						5.25%